UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08649

EII Realty Securities Trust

(Exact name of registrant as specified in charter)

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Richard J. Adler

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-735-9500

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments

March 31, 2012

(unaudited)

	Shares	Value
COMMON STOCKS – 5.51%

Hotels & Lodging – 3.51%
Hyatt Hotels Corp., Class A *	10,000	$427,200
Starwood Hotels & Resorts Worldwide, Inc.	7,300	411,793

Total Hotels & Lodging (Cost $822,159)		838,993

Office Property – 2.00%
Brookfield Properties, Inc. (Canada)	27,300	476,385

Total Office Property (Cost $428,146)		476,385

Total Common Stocks (Cost $1,250,305)		1,315,378

REAL ESTATE INVESTMENT TRUSTS (“REITS”) – 90.96%

Apartments – 20.20%
American Campus Communities, Inc.	6,900	308,568
AvalonBay Communities, Inc.	8,700	1,229,745
BRE Properties, Inc., Class A	11,700	591,435
Equity Residential	20,900	1,308,758
Essex Property Trust, Inc.	5,500	833,305
UDR, Inc.	20,600	550,226

Total Apartments (Cost $3,633,632)		4,822,037

Diversified – 2.86%
American Assets Trust, Inc.	10,300	234,840
Vornado Realty Trust	5,319	447,860

Total Diversified (Cost $384,835)		682,700

Healthcare – 11.35%
HCP, Inc.	18,700	737,902
Health Care REIT, Inc.	18,800	1,033,248
Ventas, Inc.	16,450	939,295

Total Healthcare (Cost $1,993,476)		2,710,445

Hotels & Lodging – 2.26%
DiamondRock Hospitality Co.	29,600	304,584
Host Hotels & Resorts, Inc.	14,313	235,019

Total Hotels & Lodging (Cost $384,369)		539,603

Industrials – 5.27%
Prologis, Inc.	34,939	1,258,503

Total Industrials (Cost $904,219)		1,258,503

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments (continued)

March 31, 2012

(unaudited)

	Shares	Value
REITs (Continued)

Mixed – 0.85%
PS Business Parks, Inc.	3,100	$203,174

Total Mixed (Cost $170,992)		203,174

Office Property – 18.36%
Alexandria Real Estate Equities, Inc.	11,100	811,743
BioMed Realty Trust, Inc.	19,700	373,906
Boston Properties, Inc.	13,100	1,375,369
Douglas Emmett, Inc.	20,600	469,886
Highwoods Properties, Inc.	11,400	379,848
Kilroy Realty Corp.	5,400	251,694
SL Green Realty Corp.	9,300	721,215

Total Office Property (Cost $3,486,666)		4,383,661

Regional Malls – 15.73%
Macerich Co. (The)	16,200	935,550
Simon Property Group, Inc.	15,300	2,228,904
Taubman Centers, Inc.	8,100	590,895

Total Regional Malls (Cost $1,698,027)		3,755,349

Self Storage – 5.47%
Extra Space Storage, Inc.	6,600	190,014
Public Storage, Inc.	8,065	1,114,341

Total Self Storage (Cost $457,328)		1,304,355

Shopping Centers – 8.61%
DDR Corp.	41,013	598,790
Federal Realty Investment Trust	7,100	687,209
Urstadt Biddle Properties, Class A	11,800	232,932
Weingarten Realty Investors	20,300	536,529

Total Shopping Centers (Cost $1,495,206)		2,055,460

Total Real Estate Investment Trusts (Cost $14,608,750)		21,715,287

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments (continued)

March 31, 2012

(unaudited)

	Shares	Value
SHORT TERM INVESTMENT (UNITED STATES) – 3.00%
BlackRock Liquidity Funds Treasury Trust Fund	715,873	$715,873

Total Short Term Investment (United States) (Cost $715,873)		715,873

Total Investments – 99.47% (Cost $16,574,928)		23,746,538
Other Assets In Excess Of Liabilities – 0.53%		126,447

Net Assets – 100.00%		$23,872,985

*	Denotes non-income producing security.

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments

March 31, 2012

(unaudited)

	Shares	Value
COMMON STOCKS – 66.13%

Germany – 2.46%
DIC Asset AG	800,718	$7,843,895
GSW Immobilien AG *	128,400	4,437,891

Total Germany (Cost $23,265,663)		12,281,786

Hong Kong – 26.79%
China Overseas Land & Investment, Ltd.	10,024,256	19,053,127
Guangzhou R&F Properties Co., Ltd.	6,500,000	7,742,530
Hang Lung Properties, Ltd.	5,681,300	20,814,107
Hysan Development Co., Ltd.	5,654,407	22,645,152
Kerry Properties, Ltd.	4,416,025	19,874,970
Lifestyle International Holdings, Ltd.	9,102,800	23,092,397
Shangri-La Asia, Ltd.	6,783,492	14,832,651
Sun Hung Kai Properties, Ltd.	463,386	5,758,349

Total Hong Kong (Cost $106,840,256)		133,813,283

Japan – 16.95%
AEON Mall Co., Ltd.	910,540	21,154,625
Daiwa House Industry Co., Ltd.	974,000	12,873,698
Mitsubishi Estate Co., Ltd.	1,175,000	20,953,244
Mitsui Fudosan Co., Ltd.	1,010,800	19,331,840
Sumitomo Realty & Development Co., Ltd.	430,000	10,364,262

Total Japan (Cost $84,571,551)		84,677,669

Singapore – 12.74%
Capitaland, Ltd.	6,169,600	15,312,956
City Developments, Ltd.	2,025,100	18,284,782
Hongkong Land Holdings, Ltd.	2,600,000	15,106,000
Keppel Land, Ltd.	1,750,000	4,830,755
Wing Tai Holdings, Ltd.	9,924,960	10,106,160

Total Singapore (Cost $65,470,052)		63,640,653

Spain – 2.69%
Melia Hotels International, SA	1,973,475	13,423,389

Total Spain (Cost $29,313,242)		13,423,389

Sweden – 1.38%
Castellum AB	547,513	6,897,912

Total Sweden (Cost $4,852,595)		6,897,912

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

March 31, 2012

(unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Thailand – 2.46%
Central Pattana Public Co., Ltd.	8,221,200	$12,258,515

Total Thailand (Cost $5,465,471)		12,258,515

United Kingdom – 0.66%
Capital & Counties Properties plc	1,077,974	3,307,028

Total United Kingdom (Cost $2,981,702)		3,307,028

Total Common Stocks (Cost $322,760,532)		330,300,235

REAL ESTATE INVESTMENT TRUSTS (“REITS”) – 28.94%

Australia – 5.99%
CFS Retail Property Trust	3,225,130	5,979,950
GPT Group	3,680,280	11,894,132
Stockland	3,949,940	12,029,155

Total Australia (Cost $28,662,589)		29,903,237

France – 8.80%
ICADE	136,727	12,197,641
Klepierre	220,550	7,647,875
Unibail-Rodamco SE	120,617	24,122,113

Total France (Cost $43,229,004)		43,967,629

Italy – 0.92%
Immobiliare Grande Distribuzione	3,779,062	4,599,147

Total Italy (Cost $11,773,710)		4,599,147

United Kingdom – 13.23%
Derwent London plc	565,160	15,774,218
Great Portland Estates plc	1,742,761	10,032,304
Hammerson plc	2,000,000	13,294,944
Land Securities Group plc	1,817,600	21,004,732
Shaftesbury plc	759,432	5,982,409

Total United Kingdom (Cost $57,758,332)		66,088,607

Total Real Estate Investment Trusts (Cost $141,423,635)		144,558,620

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

March 31, 2012

(unaudited)

	Shares	Value
SHORT TERM INVESTMENT (UNITED STATES) – 4.67%
Blackrock Liquidity Funds Treasury Trust Fund	23,303,291	$23,303,291

Total Short Term Investment (United States) (Cost $23,303,291)		23,303,291

Total Investments – 99.74% (Cost $487,487,458)		498,162,146
Other Assets In Excess Of Liabilities – 0.26%		1,294,594

Total Net Assets – 100.00%		$499,456,740

*	Denotes non-income producing security.

Sector Diversification	% of Net Assets	Value
Real Estate	78.55%	$392,351,938
Consumer Cyclicals	16.52%	82,506,917
Short-Term Investment	4.67%	23,303,291

Total Investments	99.74%	498,162,146
Other Assets In Excess Of Liabilities	0.26%	1,294,594

Net Assets	100.00%	$499,456,740

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments

March 31, 2012

(unaudited)

	Shares	Value
COMMON STOCKS – 35.34%

Canada – 1.02%
Brookfield Office Properties, Inc.	295,600	$5,158,220

Total Canada (Cost $4,880,203)		5,158,220

Germany – 0.28%
DIC Asset AG	143,066	1,401,485

Total Germany (Cost $3,657,957)		1,401,485

Hong Kong – 15.07%
China Overseas Land & Investment, Ltd.	5,355,168	10,178,581
China Resources Land, Ltd.	1,622,000	2,803,052
Guangzhou R&F Properties Co., Ltd.	2,400,000	2,858,780
Hang Lung Properties, Ltd.	2,974,900	10,898,894
Hysan Development Co., Ltd.	3,271,113	13,100,375
Kerry Properties, Ltd.	2,499,123	11,247,671
Lifestyle International Holdings, Ltd.	5,191,400	13,169,779
Shangri-La Asia, Ltd.	4,267,950	9,332,216
Sun Hung Kai Properties, Ltd.	204,420	2,540,262

Total Hong Kong (Cost $70,629,371)		76,129,610

Japan – 8.23%
AEON Mall Co., Ltd.	457,600	10,631,446
Daiwa House Industry Co., Ltd.	700,000	9,252,144
Mitsubishi Estate Co., Ltd.	518,500	9,246,176
Mitsui Fudosan Co., Ltd.	575,000	10,997,040
Sumitomo Realty & Development Co., Ltd.	60,000	1,446,176

Total Japan (Cost $40,748,780)		41,572,982

Singapore – 6.36%
Capitaland, Ltd.	3,381,050	8,391,771
City Developments, Ltd.	1,118,300	10,097,216
Hongkong Land Holdings, Ltd.	1,955,000	11,358,550
Wing Tai Holdings, Ltd.	2,250,000	2,291,078

Total Singapore (Cost $29,786,430)		32,138,615

Spain – 1.05%
Melia Hotels International, SA	780,000	5,305,486

Total Spain (Cost $7,856,786)		5,305,486

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

March 31, 2012

(unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Sweden – 0.82%
Castellum AB	330,400	$4,162,587

Total Sweden (Cost $3,918,494)		4,162,587

Thailand – 1.57%
Central Pattana Public Co., Ltd.	5,327,500	7,943,760

Total Thailand (Cost $4,296,867)		7,943,760

United States – 0.94%
Starwood Hotels & Resorts Worldwide, Inc.	84,500	4,766,644

Total United States (Cost $4,812,139)		4,766,644

Total Common Stocks (Cost $170,587,027)		178,579,389

REAL ESTATE INVESTMENT TRUSTS (“REITS”) – 60.07%

Australia – 2.92%
CFS Retail Property Trust	1,550,000	2,873,969
GPT Group	1,450,000	4,686,190
Stockland	2,351,960	7,162,664

Total Australia (Cost $14,815,475)		14,722,823

Canada – 4.83%
Boardwalk Real Estate Investment Trust	206,700	11,832,743
RioCan Real Estate Investment Trust	464,262	12,581,084

Total Canada (Cost $21,890,526)		24,413,827

France – 4.91%
ICADE	112,850	10,067,534
Klepierre	81,172	2,814,751
Unibail-Rodamco	59,650	11,929,364

Total France (Cost $23,985,422)		24,811,649

Italy – 0.22%
Immobiliare Grande Distribuzione	928,200	1,129,626

Total Italy (Cost $3,551,954)		1,129,626

United Kingdom – 7.05%
Derwent London plc	330,000	9,210,652
Great Portland Estates plc	838,909	4,829,228
Hammerson plc	1,110,000	7,378,694
Land Securities Group plc	880,000	10,169,545

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

March 31, 2012

(unaudited)

	Shares	Value
REITs (Continued)

United Kingdom (Continued)
Shaftesbury plc	513,800	$4,047,448

Total United Kingdom (Cost $30,158,238)		35,635,567

United States – 40.14%
Alexandria Real Estate Equities, Inc.	89,800	6,567,074
American Campus Communities, Inc.	135,800	6,072,976
Boston Properties, Inc.	169,500	17,795,805
DDR Corp	465,768	6,800,213
Douglas Emmett, Inc.	214,900	4,901,869
Equity Residential	239,700	15,010,014
Essex Property Trust, Inc.	118,800	17,999,388
Federal Realty Investment Trust	76,500	7,404,435
HCP, Inc.	202,400	7,986,704
Health Care REIT, Inc.	208,500	11,459,160
Host Hotels & Resorts, Inc.	309,529	5,082,466
Prologis Inc	467,807	16,850,408
Public Storage, Inc.	80,700	11,150,319
Simon Property Group, Inc.	209,657	30,542,832
SL Green Realty Corp.	75,400	5,847,270
Taubman Centers, Inc.	83,295	6,076,370
UDR, Inc.	324,100	8,656,711
Ventas, Inc.	203,500	11,619,850
Vornado Realty Trust	58,910	4,960,222

Total United States (Cost $148,119,558)		202,784,086

Total Real Estate Investment Trusts (Cost $242,521,173)		303,497,578

SHORT TERM INVESTMENT (UNITED STATES) – 6.04%
Blackrock Liquidity Funds Treasury Trust Fund	30,513,199	30,513,199

Total Short Term Investment (United States) (Cost $30,513,199)		30,513,199

Total Investments – 101.45% (Cost $443,621,399)		512,590,166
Liabilities In Excess Of Other Assets – (1.45%)		(7,340,130)

Total Net Assets – 100.00%		$505,250,036

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

March 31, 2012

(unaudited)

Sector Diversification	% of Net Assets	Value
Real Estate	84.11%	$424,995,262
Consumer Cyclicals	11.30%	57,081,705
Short-Term Investment	6.04%	30,513,199

Total Investments	101.45%	512,590,166
Liabilities In Excess Of Other Assets	(1.45)%	(7,340,130)

Net Assets	100.00%	$505,250,036

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments

March 31, 2012

(unaudited)

A. Significant Accounting Policies:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Funds in preparation of their financial statements.

Security Valuation:  Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust’s Price Valuation Committee under procedures adopted by the Trust’s Board of Trustees (The “Board”).

Most foreign markets close before the close of trading on the New York Stock Exchange (“NYSE”). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust’s Price Valuation Committee, established by the Trust’s Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

The Board has delegated the fair valuation of each Fund’s portfolio securities to the Adviser. BNY Mellon Investment Servicing (US) Inc., which act as the Funds’ Sub-Administrator, is also responsible (in conjunction with oversight by the Adviser) for fair valuation of each Fund’s portfolio securities. To assist with their responsibilities, the Adviser and/ or Sub-Administrator may utilize an outside pricing service approved by the Board.

Fair Value Measurements:  The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

March 31, 2012

(unaudited)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of March 31, 2012:

E.I.I. REALTY SECURITIES FUND	Total Value at March 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$23,746,538	$23,746,538	$—	$—

Total	$23,746,538	$23,746,538	$—	$—

*	See Schedule of Investments for geographic and industry sector breakouts.

E.I.I. INTERNATIONAL PROPERTY FUND	Total Value at March 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$498,162,146	$498,162,146	$—	$—

Total	$498,162,146	$498,162,146	$—	$—

*	See Schedule of Investments for geographic and sector breakouts.

E.I.I. GLOBAL PROPERTY FUND	Total Value at March 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$512,590,166	$512,590,166	$—	$—

Total	$512,590,166	$512,590,166	$—	$—

*	See Schedule of Investments for geographic and sector breakouts.

Transfers in and out of levels 1, 2 and 3 of the fair value hierarchy are recognized as of the beginning of the reporting period. There were no transfers between any of the levels during the period ended March 31, 2012. Additionally there were no level 2 or 3 investments held during the period.

Foreign Currency Translation:  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

March 31, 2012

(unaudited)

Security Transactions:  Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B. Tax Cost of Securities:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at March 31, 2012 for each Fund were as follows:

Fund	Cost	Appreciation	(Depreciation)	Net
E.I.I. Realty Securities Fund	$16,574,928	$7,171,899	$(289)	$7,171,610
E.I.I. International Property Fund	487,487,458	67,036,835	(56,362,147)	10,674,688
E.I.I. Global Property Fund	443,621,399	81,349,267	(12,380,500)	68,968,767

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EII Realty Securities Trust

By (Signature and Title)*	/s/ Richard J. Adler
Richard J. Adler, Chief Executive Officer
(principal executive officer)

Date 5/21/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Adler
Richard J. Adler, Chief Executive Officer
(principal executive officer)

Date 5/21/2012

By (Signature and Title)*	/s/ Michael J. Meagher
Michael J. Meagher, Vice President and Treasurer
(principal financial officer)

Date 5/21/2012

*	Print the name and title of each signing officer under his or her signature.